UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments – Schwab Global Real Estate Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: September 30 – November 30, 2009

Item 1. Schedule of Investments.

Schwab Investments
Schwab Global Real Estate FundTM
Portfolio Holdings As of November 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.6%	Common Stock	120,050	142,302
0.4%	Preferred Stock	844	563
1.6%	Short-Term Investments	2,348	2,360

99.6%	Total Investments	123,242	145,225
0.4%	Other Assets and Liabilities, Net		570

100.0%	Net Assets		145,795

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 97.6% of net assets

Asia Pacific and Other 45.1%

Australia 8.1%
CFS Retail Property Trust	872,377	1,569
Commonwealth Property Office Fund	1,748,980	1,511
Goodman Group	1,412,371	771
Mirvac Group	544,318	782
Stockland	412,473	1,520
Westfield Group	512,882	5,715

		11,868
Brazil 3.5%
Gafisa S.A. *	41,100	680
Iguatemi Empresa de Shopping Centers S.A.	49,600	816
Multiplan Empreendimentos Imobiliarios S.A.	137,750	2,667
Rossi Residencial S.A.	107,800	903

		5,066
China 4.7%
Agile Property Holdings Ltd.	1,736,000	2,389
Guangzhou R&F Properties Co., Ltd.	1,162,600	2,034
Hopson Development Holdings Ltd.	1,434,000	2,381

		6,804
Hong Kong 11.6%
GZI Real Estate Investment Trust	1,723,000	658
Henderson Land Development Co., Ltd.	427,500	3,015
New World Development Co., Ltd.	659,500	1,355
Regal Real Estate Investment Trust	8,534,000	1,673
Shenzhen Investment Ltd.	1,618,000	715
Sun Hung Kai Properties Ltd.	389,000	5,763
The Link REIT	1,458,718	3,673

		16,852
Japan 10.0%
Advance Residence Investment	507	1,901
DA Office Investment Corp.	508	1,116
Mitsubishi Estate Co., Ltd.	332,000	5,131
Mitsui Fudosan Co., Ltd.	215,500	3,675
Nomura Real Estate Residential Fund, Inc.	150	517
Sumitomo Realty & Development Co., Ltd.	129,000	2,213

		14,553
Mexico 0.8%
Consorcio ARA, S.A. de C.V. *	1,736,000	1,247
New Zealand 0.2%
ING Property Trust	670,389	360
Philippines 0.5%
SM Prime Holdings, Inc.	3,283,000	684
Singapore 4.2%
Ascendas India Trust	2,419,000	1,564
Ascendas Real Estate Investment Trust (A-REIT)	509,000	714
CapitaCommercial Trust	1,020,000	849
CapitaMall Trust	1,495,500	1,861
Keppel Land Ltd.	529,750	1,201

		6,189
South Africa 1.5%
Growthpoint Properties Ltd.	744,151	1,392
Redefine Income Fund Ltd.	776,494	742

		2,134

		65,757
Europe 16.3%

Belgium 0.5%
Warehouses De Pauw SCA	14,786	704
Finland 1.1%
Citycon Oyj	368,704	1,571
France 4.9%
Gecina S.A.	5,868	646
Klepierre	19,256	773
Mercialys	16,805	641
Unibail-Rodamco SE	22,718	5,127

		7,187
Germany 0.6%
Deutsche Wohnen AG *	89,047	883
Sweden 0.9%
Wallenstam AB, Class B	77,029	1,305

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Switzerland 1.8%
Allreal Holding AG — Reg’d	8,485	1,035
PSP Swiss Property AG — Reg’d *	15,082	855
Swiss Prime Site AG — Reg’d *	13,773	785

		2,675
United Kingdom 6.5%
Big Yellow Group plc *	175,287	1,067
Daejan Holdings plc	18,029	777
Grainger plc	153,291	641
Land Securities Group plc	205,251	2,231
Liberty International plc	195,006	1,500
Segro plc	336,229	1,806
Shaftesbury plc	117,332	711
Unite Group plc *	166,161	739

		9,472

		23,797
North America 36.2%

Canada 3.6%
Boardwalk Real Estate Investment Trust	51,842	1,817
Canadian Apartment Properties Real Estate Investment Trust	55,274	676
Canadian Real Estate Investment Trust	60,448	1,502
RioCan Real Estate Investment Trust	75,403	1,307

		5,302
United States 32.6%
Alexandria Real Estate Equities, Inc.	26,282	1,482
AMB Property Corp.	28,300	667
AvalonBay Communities, Inc.	19,675	1,421
BioMed Realty Trust, Inc.	46,771	640
Boston Properties, Inc.	37,829	2,534
Corporate Office Properties Trust	28,359	970
D.R. Horton, Inc.	97,861	1,006
Digital Realty Trust, Inc.	41,008	1,996
Entertainment Properties Trust	21,997	695
Equity Residential	56,169	1,809
Essex Property Trust, Inc.	36,948	2,947
Federal Realty Investment Trust	48,856	3,143
Home Properties, Inc.	14,965	672
Host Hotels & Resorts, Inc.	142,909	1,503
Kimco Realty Corp.	197,000	2,427
LaSalle Hotel Properties	53,265	992
Lennar Corp., Class A	169,779	2,151
OMEGA Healthcare Investors, Inc.	69,392	1,255
ProLogis	156,989	2,053
Public Storage, Inc.	17,220	1,370
Senior Housing Properties Trust	36,917	767
Simon Property Group, Inc.	69,614	5,058
Starwood Hotels & Resorts Worldwide, Inc.	51,854	1,660
Starwood Property Trust, Inc. *	29,656	575
Tanger Factory Outlet Centers, Inc.	29,384	1,153
Ventas, Inc.	37,064	1,591
Vornado Realty Trust	53,887	3,528
Washington Real Estate Investment Trust	52,899	1,381

		47,446

		52,748

Total Common Stock (Cost $120,050)		142,302

Preferred Stock 0.4% of net assets

Asia Pacific and Other 0.4%

Australia 0.4%
Goodman Plus Trust	9,800	563

Total Preferred Stock (Cost $844)		563

	Face Amount
Security Rate,	Local Currency	Value
Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 1.6% of net assets

Commercial Paper & Other Corporate Obligations 1.6%

Bank of America, Toronto Time Deposit
Canadian Dollar
0.06%, 12/01/09	117	111
Brown Brothers Harriman, Grand Cayman Time Deposit
Singapore Dollar
0.01%, 12/01/09	133	96
South African Rand
5.50%, 12/01/09	91	12
Swedish Krona
0.01%, 12/01/09	98	14
Citibank, London Time Deposit
Australian Dollar
2.55%, 12/01/09	80	73
Euro
0.10%, 12/01/09	174	262
Hong Kong Dollar
0.01%, 12/01/09	2,342	302
Japanese Yen
0.01%, 12/01/09	3,925	46
Pound Sterling
0.09%, 12/01/09	92	152
US Dollar
0.03%, 12/01/09	651	651
JPMorgan Chase, London Time Deposit
New Zealand Dollar
1.40%, 12/01/09	300	215

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

	Face Amount
Security Rate,	Local Currency	Value
Maturity Date	($ x 1,000)	($ x 1,000)
Wells Fargo, Grand Cayman Time Deposit
US Dollar
0.03%, 12/01/09	426	426

Total Short-Term Investments (Cost $2,348)		2,360

End of Investments.
(All dollar amounts are x 1,000)
At 11/30/09, the tax basis cost of the fund’s investments was $133,528 and the unrealized appreciation and depreciation were $14,393 and ($2,696), respectively, with a net unrealized appreciation of $11,697.
As of 11/30/09, the values of certain foreign securities held by the fund aggregating $82,240 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2009:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$77,052	$—	$77,052
Asia Pacific and Other
Brazil	5,066	—	—	5,066
Mexico	1,247	—	—	1,247
Singapore	1,564	4,625	—	6,189

North America
Canada	5,302	—	—	5,302
United States	47,446	—	—	47,446

Preferred Stock (a)	—	563	—	563

Short-Term Investments (a)	—	2,360	—	2,360

Total	$60,625	$84,600	$—	$145,225

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Investments

By:	/s/ Randall W. Merk

Randall W. Merk
Chief Executive Officer
Date: January 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk

Randall W. Merk
Chief Executive Officer
Date: January 19, 2010

By:	/s/ George Pereira

George Pereira
Principal Financial Officer
Date: January 19, 2010